Revenues, Deferred Revenues and Segments - Schedule of Revenues by Geographical Location (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenues by Geographical Location [Line Items]
Total	$ 3,110	$ 302
Europe [Member]
Schedule of Revenues by Geographical Location [Line Items]
Total	19	302
Other [Member]
Schedule of Revenues by Geographical Location [Line Items]
Total	$ 3,091